Leasehold Improvement and Equipment, Net (Details Narrative) (10-K) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Depreciation expense		$ 37,247		$ 40,131
Impairment of leasehold improvements and equipment	$ 55,919			55,919
Leasehold Improvements [Member]
Impairment of leasehold improvements and equipment				33,882
Furniture [Member]
Impairment of leasehold improvements and equipment				$ 22,037